T. ROWE PRICE Floating Rate Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.0%
Miscellaneous  0.0%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 504 527
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 303 341
Total Asset-Backed Securities (Cost $866) 868
BANK LOANS  87.0% (2)
Aerospace & Defense  2.9%
Apple Bidco, FRN, 1M TSFR + 2.50%, 6.816%, 9/23/31  4,300 4,299
Bleriot U.S. Bidco, FRN, 3M TSFR + 2.50%, 6.808%,
10/31/30 (3) 7,771 7,785
Brown Group Holding, FRN, 3M TSFR + 2.75%, 7.027%,
7/1/31 (3) 21,556 21,552
Dynasty Acquisition, FRN, 1M TSFR + 2.00%, 6.316%, 10/31/31  25,775 25,813
Kaman, FRN, 3M TSFR + 2.75%, 1.584%, 2/26/32 (4) 372 373
Kaman, FRN, 3M TSFR + 2.75%, 6.91%, 2/26/32  3,943 3,951
TransDigm, FRN, 1M TSFR + 2.50%, 6.853%, 8/19/32  19,255 19,259
TransDigm, FRN, 3M TSFR + 2.50%, 6.796%, 2/28/31 (3) 21,659 21,673
TransDigm, FRN, 3M TSFR + 2.50%, 6.796%, 1/19/32  4,124 4,127
TransDigm, FRN, 3M TSFR + 2.75%, 7.046%, 8/24/28  10,940 10,966
TransDigm, FRN, 3M TSFR + 2.75%, 7.046%, 3/22/30  6,088 6,102
125,900
Airlines  0.9%
AAdvantage Loyality IP, FRN, 3M TSFR + 2.25%, 6.575%,
4/20/28  36,151 36,021
SkyMiles IP, FRN, 3M TSFR + 3.75%, 8.075%, 10/20/27  2,978 2,985
39,006
Automotive  2.3%
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 8.43%,
4/6/28 (3) 15,345 14,955
Belron Finance, FRN, 3M TSFR + 2.50%, 6.742%, 10/16/31  10,634 10,679
Clarios Global, FRN, 1M TSFR + 2.50%, 6.816%, 5/6/30  8,730 8,725
Clarios Global, FRN, 1M TSFR + 2.75%, 7.066%, 1/28/32  28,590 28,590
Mavis Tire Express Services Topco, FRN, 3M TSFR + 3.00%,
7.199%, 5/4/28 (3) 25,415 25,468
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.816%, 1/30/31 (3) 10,820 10,794
99,211

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting  3.1%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
8.43%, 8/21/28 (3) 12,161 12,158
CMG Media, FRN, 3M TSFR + 3.50%, 7.896%, 6/18/29 (3) 29,037 27,861
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.615%, 11/30/29  4,933 4,748
E.W. Scripps, FRN, 1M TSFR + 5.75%, 10.015%, 6/30/28  10,729 10,763
Gray Media, FRN, 1M TSFR + 5.25%, 9.53%, 6/4/29  169 169
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 9.429%,
4/11/29 (3) 26,824 26,019
Nexstar Media, FRN, 1M TSFR + 2.50%, 6.816%, 6/28/32  10,610 10,560
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 14.179%,
10/11/29 (5) 6,481 6,384
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.87%,
12/31/29  4,800 4,313
Townsquare Media, FRN, 3M TSFR + 5.00%, 9.195%,
2/19/30 (6) 6,599 5,873
Univision Communications, FRN, 1M TSFR + 3.25%, 7.68%,
1/31/29  5,877 5,840
Univision Communications, FRN, 1M TSFR + 3.50%, 7.93%,
1/31/29  13,098 13,054
Univision Communications, FRN, 3M TSFR + 4.25%, 8.546%,
6/24/29  6,708 6,702
134,444
Building Products  1.4%
Chariot Buyer, FRN, 1M TSFR + 3.00%, 7/23/32 (3) 10,905 10,905
Chariot Buyer, FRN, 1M TSFR + 3.50%, 7.666%, 11/3/28  5,782 5,780
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 9.566%, 7/8/30  9,750 9,355
MITER Brands Acquisition Holdco, FRN, 1M TSFR + 2.75%,
7.066%, 3/28/31  4,797 4,815
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 6.566%, 1/30/32  25,903 25,887
QXO Building Products, FRN, 3M TSFR + 3.00%, 7.296%,
4/30/32  2,554 2,575
59,317
Cable Operators  1.1%
Cable One, FRN, 1M TSFR + 2.00%, 6.43%, 5/3/28 (3) 3,915 3,834
CSC Holdings, FRN, 1M TSFR + 4.50%, 8.65%, 1/18/28  11,349 11,304
CSC Holdings, FRN, 3M TSFR + 1.50%, 9.00%, 4/15/27  18,071 17,645
Directv Financing, FRN, 1M TSFR + 5.50%, 2/18/31 (3) 312 303
Directv Financing, FRN, 3M TSFR + 5.25%, 9.82%, 8/2/29  6,116 6,066
Radi ate Holdco, FRN, 1M TSFR + 3.50%, 9.43%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (7) 8,779 7,140
46,292
Chemicals  1.3%
Nouryon Finance, FRN, 1M TSFR + 3.25%, 7.424%, 4/3/28  6,323 6,333

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Nouryon Finance, FRN, 1M TSFR + 3.25%, 7.50%, 4/3/28  13,492 13,508
Qnity Electronics, FRN, 1M TSFR + 2.00%, 8/12/32 (3) 14,455 14,410
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 8.728%,
4/23/29  9,579 7,569
W. R. Grace Holdings, FRN, 3M TSFR + 3.00%, 7.195%,
8/8/32 (6) 6,365 6,357
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 7.073%, 8/1/30  7,924 7,928
56,105
Consumer Products  0.4%
19th Holdings Golf, FRN, 1M TSFR + 3.25%, 7.573%, 2/7/29  3,965 3,939
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%,
6.566%, 12/21/28  6,053 6,039
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.816%,
5/30/29 (3) 8,499 8,626
18,604
Container  1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 6.98%,
12/31/27 (EUR)  2,980 3,495
Charter Next Generation, FRN, 1M TSFR + 2.75%, 6.925%,
11/29/30  42,881 43,048
Pregis TopCo, FRN, 1M TSFR + 4.00%, 8.316%, 2/1/29  1,070 1,079
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 8.263%,
9/15/28 (3) 15,361 15,341
62,963
Energy  2.4%
Brazos Delaware II, FRN, 1M TSFR + 3.00%, 7.357%, 2/11/30  5,613 5,615
CPPIB OVM Member U.S., FRN, 3M TSFR + 2.50%, 6.796%,
8/20/31  5,804 5,812
EPIC Crude Services, FRN, 3M TSFR + 2.50%, 6.828%,
10/15/31  14,339 14,380
Goodnight Water Solutions Holdings, FRN, 1M TSFR + 4.00%,
8.316%, 6/4/29  6,675 6,697
Hilcorp Energy I, FRN, 1M TSFR + 2.00%, 6.15%, 2/11/30  4,209 4,209
M6 ETX Holdings II Midco, FRN, 1M TSFR + 3.00%, 7.316%,
4/1/32  10,555 10,610
NGL Energy Operating, FRN, 1M TSFR + 3.75%, 8.066%,
2/3/31 (3) 23,935 23,971
Northriver Midstream Finance, FRN, 3M TSFR + 2.25%,
6.541%, 8/16/30  11,095 11,100
Prairie Acquiror, FRN, 1M TSFR + 3.75%, 8.066%, 8/1/29  17,615 17,711
WaterBridge NDB Operating, FRN, 1M TSFR + 4.00%, 8.174%,
5/10/29  6,187 6,212
106,317

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Entertainment & Leisure  3.8%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 11.34%,
1/4/29 (3) 28,086 28,118
Cinemark USA, FRN, 1M TSFR + 2.25%, 6.56%, 5/24/30  5,159 5,162
Crown Finance U.S., FRN, 1M TSFR + 4.50%, 8.78%,
12/2/31 (3) 30,369 30,331
Delta 2, FRN, 3M TSFR + 2.00%, 6.294%, 9/10/31  17,700 17,685
EOC Borrower, FRN, 1M TSFR + 3.00%, 7.316%, 3/24/32  25,145 25,187
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.00%,
6.316%, 12/4/31  7,757 7,741
UFC Holdings, FRN, 3M TSFR + 2.25%, 6.465%, 11/21/31  48,210 48,323
United Talent Agency, FRN, 1M TSFR + 3.50%, 7.65%,
6/10/32 (6) 1,626 1,635
164,182
Financial  15.1%
Acrisure, FRN, 1M TSFR + 3.00%, 7.316%, 11/6/30 (3) 29,696 29,650
Acrisure, FRN, 1M TSFR + 3.25%, 7.566%, 6/5/32  10,853 10,836
Alera Group, FRN, 1M TSFR + 3.25%, 7.566%, 5/30/32  33,345 33,462
Alera Group, FRN, 1M TSFR + 5.50%, 9.816%, 5/30/33  54,035 55,926
AmWINS Group, FRN, 1M TSFR + 2.25%, 6.566%, 1/30/32  10,848 10,840
Apollo Commercial Real Estate Finance, FRN, 1M TSFR +
3.25%, 7.40%, 6/13/30  2,910 2,934
BCPE Pequod Buyer, FRN, 1M TSFR + 3.00%, 7.316%,
11/25/31  17,526 17,542
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.00%, 7.316%,
12/10/30  6,055 6,075
Citadel Securities Global Holdings, FRN, 1M TSFR + 2.00%,
6.316%, 10/31/31  3,687 3,696
Citco Funding, FRN, 3M TSFR + 2.75%, 6.806%, 4/27/28  3,749 3,761
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 8.916%,
8/9/26  4,736 4,583
CRC Insurance Group, FRN, 3M TSFR + 2.75%, 7.046%,
5/6/31 (3) 15,147 15,147
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 9.046%,
5/6/32  53,860 54,937
Edelman Financial Engines Center, FRN, 1M TSFR + 3.00%,
7.316%, 4/7/28 (3) 15,202 15,215
Edelman Financial Engines Center, FRN, 1M TSFR + 5.25%,
9.566%, 10/6/28 (3) 29,676 29,695
Focus Financial Partners, FRN, 1M TSFR + 2.75%, 7.066%,
9/15/31 (3) 49,634 49,595
GTCR Everest Borrower, FRN, 3M TSFR + 2.75%, 7.064%,
9/5/31  12,609 12,629
HighTower Holding, FRN, 3M TSFR + 2.75%, 7.071%, 2/3/32  40,069 39,994
HUB International, FRN, 3M TSFR + 2.25%, 6.575%, 6/20/30  65,115 65,224

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Jane Street Group, FRN, 3M TSFR + 2.00%, 6.199%, 12/15/31  23,820 23,733
Jones Deslauriers Insurance Management, FRN, 3M TSFR +
2.75%, 7.058%, 3/15/30  10,739 10,663
KREF Holdings X, FRN, 1M TSFR + 3.25%, 7.607%, 3/5/32  6,274 6,274
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 7.316%,
7/2/31 (3) 26,688 26,666
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 9.566%, 7/2/32  27,599 27,840
Osaic Holdings, FRN, 1M TSFR + 3.00%, 7.316%, 7/30/32 (3) 29,988 29,955
PEX Holdings, FRN, 6M TSFR + 2.75%, 6.967%, 11/26/31  6,165 6,162
RFS OPCO, FRN, 3M TSFR + 4.75%, 4/4/31 (4)(6) 1,530 1,526
RFS OPCO, FRN, 3M TSFR + 4.75%, 9.046%, 4/4/31 (6) 4,173 4,144
RFS OPCO, FRN, 3M TSFR + 4.75%, 9.06%, 4/4/31 (6) 2,090 2,075
Ryan Specialty, FRN, 1M TSFR + 2.00%, 6.316%, 9/15/31  3,279 3,286
Sedgwick Claims Management Services, FRN, 1M TSFR +
2.50%, 6.816%, 7/31/31  47,312 47,430
USI, FRN, 3M TSFR + 2.25%, 6.546%, 11/21/29  4,156 4,149
655,644
Food  1.0%
1440 Foods Topco, FRN, 1M TSFR + 5.00%, 9.316%, 10/31/31  4,556 4,439
Celsius Holdings, FRN, 3M TSFR + 3.25%, 7.541%, 4/1/32  11,305 11,390
Chobani, FRN, 1M TSFR + 2.50%, 6.816%, 10/25/27  10,753 10,769
Primo Brands, FRN, 3M TSFR + 2.25%, 6.546%, 3/31/28  9,452 9,459
Sazerac, FRN, 1M TSFR + 2.50%, 6.692%, 7/9/32  6,475 6,510
42,567
Gaming  1.5%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.566%,
2/6/30  13,468 13,418
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 6.566%,
2/6/31  12,004 11,959
HRNI Holdings, FRN, 3M TSFR + 4.25%, 8.696%, 12/11/28  15,703 15,258
Light & Wonder International, FRN, 1M TSFR + 2.25%, 6.61%,
4/16/29  7,344 7,346
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 8.546%, 8/1/30  6,470 6,252
Playtika Holding, FRN, 1M TSFR + 2.75%, 7.18%, 3/13/28  2,338 2,301
Voyager Parent, FRN, 3M TSFR + 4.75%, 9.041%, 7/1/32  10,100 10,111
66,645
Health Care  7.6%
1261229 B.C., FRN, 1M TSFR + 6.25%, 10.566%, 10/8/30  17,895 17,632
Amneal Pharmaceuticals, FRN, 1M TSFR + 3.50%, 7.816%,
8/2/32 (6) 3,515 3,533
AthenaHealth Group, FRN, 1M TSFR + 2.75%, 7.066%, 2/15/29  13,058 13,045
Auris Luxembourg III, FRN, 3M TSFR + 3.50%, 7.81%, 2/28/29  5,194 5,188
Bausch + Lomb, FRN, 1M TSFR + 4.25%, 8.566%, 1/15/31  10,800 10,802

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Concentra Health Services, FRN, 1M TSFR + 2.00%, 6.316%,
7/26/31  5,180 5,200
Dechra Finance U.S., FRN, 6M TSFR + 3.25%, 7.447%,
1/27/32  6,475 6,491
Financiere Mendel, FRN, 3M TSFR + 2.75%, 6.976%, 11/8/30  3,794 3,797
Heartland Dental, FRN, 1M TSFR + 3.75%, 8.066%, 8/7/32 (3) 16,560 16,546
Insulet, FRN, 1M TSFR + 2.00%, 6.316%, 8/4/31  4,788 4,813
IVI America, FRN, 3M TSFR + 3.75%, 8.046%, 4/18/31 (3) 8,642 8,667
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.66%, 5/17/31  6,513 6,437
LifePoint Health, FRN, 3M TSFR + 3.75%, 8.068%, 5/17/31  15,950 15,816
Loire Finco Luxembourg, FRN, 3M TSFR + 4.00%, 8.308%,
1/21/30  6,473 6,506
Medline Borrower, FRN, 1M TSFR + 2.00%, 6.316%, 10/21/28  27,450 27,447
Medline Borrower, FRN, 1M TSFR + 2.00%, 6.316%, 10/23/30  38,575 38,575
Opal U.S., FRN, 6M TSFR + 3.25%, 7.435%, 4/28/32  44,470 44,692
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.822%, 4/16/32  4,455 3,986
PetVet Care Centers, FRN, 3M TSFR + 1.00%, 8.313%,
10/24/30 (4)(6) 4,671 4,659
Phoenix Newco, FRN, 1M TSFR + 2.50%, 6.816%, 11/15/28 (3) 5,956 5,959
QuidelOrtho, FRN, 1M TSFR + 4.00%, 8/14/32 (3) 5,260 5,194
Sebia, FRN, 3M TSFR + 4.00%, 8.296%, 12/13/27 (6) 10,979 11,061
Star Parent, FRN, 3M TSFR + 4.00%, 8.296%, 9/27/30  3,888 3,864
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.816%,
12/19/30  30,784 30,794
Team Health Holdings, FRN, 3M TSFR + 4.50%, 8.796%,
6/30/28  10,850 10,800
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 9.43%, 6/28/28 (3) 5,456 5,267
VetStrategy Canada Holdings, FRN, 3M TSFR + 3.75%,
8.046%, 12/12/28  5,394 5,421
Waystar Technologies, FRN, 1M TSFR + 2.00%, 10/22/29 (3) 2,521 2,522
Waystar Technologies, FRN, 1M TSFR + 2.00%, 6.316%,
10/22/29  7,092 7,095
331,809
Information Technology  16.2%
Applied Systems, FRN, 3M TSFR + 2.25%, 6.446%, 2/24/31  51,975 51,884
Applied Systems, FRN, 3M TSFR + 4.50%, 8.796%, 2/23/32  32,865 33,621
Arches Buyer, FRN, 1M TSFR + 3.25%, 7.666%, 12/6/27  13,023 13,034
Avalara, FRN, 3M TSFR + 3.25%, 7.546%, 3/26/32  30,115 30,282
Boxer Parent, FRN, 3M TSFR + 3.00%, 7.199%, 7/30/31  3,910 3,903
Boxer Parent, FRN, 3M TSFR + 5.75%, 9.949%, 7/30/32  6,545 6,398
Central Parent, FRN, 3M TSFR + 3.25%, 7.546%, 7/6/29  4,259 3,554
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.483%,
3/21/31  9,985 10,008

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cloud Software Group, FRN, 3M TSFR + 3.25%, 7.483%,
8/13/32  35,485 35,535
Cloudera, FRN, 1M TSFR + 3.75%, 8.166%, 10/8/28  10,519 10,250
Cloudera, FRN, 1M TSFR + 6.00%, 10.416%, 10/8/29  6,900 6,057
CommScope, FRN, 1M TSFR + 4.75%, 12/17/29 (3) 9,100 9,251
ConnectWise, FRN, 3M TSFR + 3.50%, 8.057%, 9/29/28  6,827 6,846
Delivery Hero Finco, FRN, 3M TSFR + 5.00%, 9.226%,
12/12/29  12,186 12,285
Delta Topco, FRN, 1M TSFR + 2.75%, 7.023%, 11/30/29  4,225 4,208
Delta Topco, FRN, 3M TSFR + 5.25%, 9.421%, 11/29/30  14,920 14,883
Disco Parent, FRN, 3M TSFR + 3.25%, 7.484%, 8/1/32 (6) 9,315 9,362
ECI Macola, FRN, 3M TSFR + 2.75%, 7.068%, 5/31/30  7,669 7,688
Ellucian Holdings, FRN, 1M TSFR + 2.75%, 7.066%, 10/9/29  29,069 29,087
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.066%, 11/22/32  35,411 36,385
Epicor Software, FRN, 1M TSFR + 2.50%, 6.816%, 5/30/31  64,849 64,986
Fleet U.S. Bidco, FRN, 6M TSFR + 2.50%, 6.542%, 2/21/31 (6) 5,292 5,292
IGT Holding IV, FRN, 3M TSFR + 3.50%, 7.796%, 9/1/31  1,545 1,554
Javelin Buyer, FRN, 3M TSFR + 5.00%, 9.199%, 12/6/32  8,530 8,450
Kaseya, FRN, 1M TSFR + 3.25%, 7.566%, 3/20/32  12,976 12,996
Kaseya, FRN, 1M TSFR + 5.00%, 9.316%, 3/20/33  32,570 32,601
McAfee, FRN, 1M TSFR + 3.00%, 7.223%, 3/1/29 (3) 34,889 33,188
MH Sub I, FRN, 1M TSFR + 4.25%, 8.566%, 5/3/28 (3) 15,110 13,985
MH Sub I, FRN, 1M TSFR + 4.25%, 8.566%, 12/31/31  10,930 9,427
MH Sub I, FRN, 1M TSFR + 6.25%, 10.566%, 2/23/29  15,124 13,060
Orion U.S. Finco, FRN, 1M TSFR + 3.50%, 5/20/32 (3) 7,765 7,816
Orion U.S. Finco, FRN, 1M TSFR + 5.50%, 5/20/33 (3) 2,970 2,981
Polaris Newco, FRN, 3M EURIBOR + 3.75%, 5.776%, 6/2/28
(EUR)  13,491 14,743
Polaris Newco, FRN, 3M TSFR + 3.75%, 8.32%, 6/2/28  6,940 6,580
Project Alpha Intermediate Holding, FRN, 3M TSFR + 3.25%,
7.546%, 10/26/30  6,472 6,487
Project Alpha Intermediate Holding, FRN, 3M TSFR + 5.00%,
9.296%, 5/9/33  29,270 29,142
Proofpoint, FRN, 1M TSFR + 3.00%, 7.316%, 8/31/28 (3) 21,654 21,751
RealPage, FRN, 3M TSFR + 3.00%, 7.557%, 4/24/28  3,866 3,859
RealPage, FRN, 3M TSFR + 3.75%, 8.046%, 4/24/28  6,244 6,255
Red Planet Borrower, FRN, 1M TSFR + 4.00%, 8/7/32 (3) 8,505 8,388
Sandisk, FRN, 1M TSFR + 3.00%, 7.341%, 2/20/32  18,070 18,002
Starlight Parent, FRN, 1M TSFR + 4.00%, 8.36%, 4/16/32  4,385 4,322
X, 9.50%, 10/26/29  23,050 22,642
X, FRN, 3M TSFR + 6.50%, 10.958%, 10/26/29  24,440 23,872
706,900

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing  5.4%
Alliance Laundry Systems, FRN, 1M TSFR + 2.25%, 6.591%,
8/19/31  3,805 3,799
CPM Holdings, FRN, 1M TSFR + 4.50%, 8.78%, 9/28/28  13,193 12,874
Engineered Machinery Holdings, FRN, 3M TSFR + 3.50%,
8.057%, 5/19/28  23,661 23,793
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
10.557%, 5/21/29  23,578 23,578
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
11.057%, 5/21/29  9,461 9,461
Filtration Group, FRN, 1M TSFR + 2.75%, 7.066%, 10/21/28  45,703 45,884
Husky Injection Molding Systems, FRN, 3M TSFR + 4.50%,
8.731%, 2/15/29 (3) 21,442 21,499
LTI Holdings, FRN, 1M TSFR + 4.25%, 8.566%, 7/29/29  50,384 50,531
Madison IAQ, FRN, 6M TSFR + 2.50%, 6.702%, 6/21/28  12,272 12,285
Madison IAQ, FRN, 6M TSFR + 3.25%, 7.452%, 5/6/32  4,265 4,283
Madison Safety & Flow, FRN, 1M TSFR + 2.75%, 7.066%,
9/26/31  5,019 5,034
Pro Mach Group, FRN, 1M TSFR + 2.75%, 7.066%, 8/31/28  19,070 19,116
Recess Holdings, FRN, 3M TSFR + 3.75%, 8.069%, 2/20/30  3,770 3,787
235,924
Metals & Mining  0.4%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 7.066%, 8/18/30  17,607 17,601
17,601
Miscellaneous  1.4%
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.823%,
9/19/31  43,374 43,268
Innio North America Holding, FRN, 1M TSFR + 2.25%, 6.61%,
11/2/28  2,886 2,883
Life Time, FRN, 1M TSFR + 2.00%, 6.255%, 11/5/31  8,652 8,648
Watlow Electric Manufacturing, FRN, 3M TSFR + 3.00%,
7.308%, 3/2/28  4,317 4,315
59,114
Other Telecommunications  2.1%
Frontier Communications Holdings, FRN, 1M TSFR + 2.50%,
6.65%, 7/1/31 (3) 19,008 18,976
Level 3 Financing, FRN, 1M TSFR + 4.25%, 8.566%, 3/29/32  32,865 32,995
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.78%,
4/16/29 (3) 11,116 11,042
Lumen Technologies, FRN, 1M TSFR + 2.35%, 6.78%,
4/15/30 (3) 6,060 6,017
Lumen Technologies, FRN, 1M TSFR + 6.00%, 10.316%, 6/1/28  5,760 5,862
QualityTech, FRN, 1M TSFR + 3.50%, 7.723%, 11/4/31 (6) 8,025 8,045
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.43%, 3/9/27  9,765 9,424
92,361

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Restaurants  0.6%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 7.563%, 6/29/29  8,843 8,528
IRB Holding, FRN, 1M TSFR + 2.50%, 6.816%, 12/15/27 (3) 17,431 17,414
25,942
Retail  1.0%
Boots Group Finco, FRN, 3M TSFR + 3.50%, 7/17/32 (3) 15,085 15,116
Petco Health & Wellness, FRN, 1M TSFR + 3.25%, 7.807%,
3/3/28 (3) 4,340 4,179
PetSmart, FRN, 1M TSFR + 4.00%, 8.36%, 8/18/32 (3) 14,853 14,696
Victra Holdings, FRN, 3M TSFR + 4.25%, 8.546%, 3/31/29  9,899 9,914
43,905
Satellites  0.5%
Connect Finco, FRN, 1M TSFR + 4.50%, 8.816%, 9/27/29 (3) 15,399 15,178
Iridium Satellite, FRN, 1M TSFR + 2.25%, 6.566%, 9/20/30  4,326 4,303
Viasat, FRN, 1M TSFR + 4.50%, 5/30/30 (3) 706 699
20,180
Services  7.6%
Acuren Delaware Holdco, FRN, 1M TSFR + 2.75%, 7.066%,
7/30/31  8,975 8,975
Aggreko Holdings, FRN, 3M TSFR + 3.00%, 7.215%, 5/1/31  17,496 17,534
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 8/6/32 (3) 44,810 44,937
Anticimex Global B1, FRN, 3M TSFR + 3.40%, 7.76%, 11/16/28  4,742 4,745
Anticimex Global B6, FRN, 3M TSFR + 3.40%, 7.76%, 11/16/28  3,708 3,712
Ascend Learning, FRN, 1M TSFR + 3.00%, 7.316%, 12/11/28  12,394 12,382
Ascend Learning, FRN, 1M TSFR + 5.75%, 10.166%,
12/10/29 (3) 13,420 13,407
Boost Newco Borrower, FRN, 3M TSFR + 2.00%, 6.296%,
1/31/31  13,806 13,810
Clearwater Analytics, FRN, 6M TSFR + 2.25%, 6.46%, 4/21/32  6,235 6,239
Crown Subsea Communications Holding, FRN, 3M TSFR +
3.50%, 7.818%, 1/30/31  6,713 6,761
Dayforce, FRN, 3M TSFR + 2.00%, 6.308%, 3/1/31 (6) 7,896 7,896
EG America, FRN, 3M TSFR + 3.50%, 7.699%, 2/7/28 (3) 12,862 12,911
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 7.255%,
6/27/31  10,336 10,349
Hertz, Term B, FRN, 3M TSFR + 3.50%, 8.07%, 6/30/28  8,476 7,226
Hertz, Term C, FRN, 3M TSFR + 3.50%, 8.07%, 6/30/28  1,664 1,419
HireRight Holdings, FRN, 1M TSFR + 3.25%, 7.566%, 9/27/30  7,811 7,328
HomeServe USA Holding, FRN, 1M TSFR + 2.00%, 6.34%,
10/21/30 (3) 3,952 3,944
Icon Parent, FRN, 1M TSFR + 2.75%, 7.09%, 11/13/31  14,873 14,876
Icon Parent, FRN, 6M TSFR + 5.00%, 9.205%, 11/12/32  13,630 13,783
Mermaid Bidco, FRN, 3M TSFR + 3.25%, 7.571%, 7/3/31  13,098 13,107

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 7.068%,
7/2/31 (3) 12,303 12,286
Renaissance Holdings, FRN, 1M TSFR + 4.00%, 8.316%,
4/5/30  3,944 3,396
Sabre GLBL, FRN, 1M TSFR + 5.00%, 9.416%, 6/30/28  3,760 3,544
Sabre GLBL, FRN, 1M TSFR + 6.00%, 10.416%, 11/15/29  7,383 7,033
Shift4 Payments, FRN, 3M TSFR + 2.75%, 7.048%, 6/30/32  5,985 6,032
Staples, FRN, 3M TSFR + 5.75%, 10.046%, 9/4/29  3,910 3,578
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.00%, 7.197%,
4/30/30 (3) 6,065 6,085
UKG, FRN, 3M TSFR + 2.50%, 6.81%, 2/10/31  58,411 58,362
Wash BidCo, FRN, 1M TSFR + 3.25%, 8/9/32 (3) 5,370 5,380
331,037
Utilities  4.0%
Alpha Generation, FRN, 1M TSFR + 2.00%, 6.316%, 9/30/31  24,010 23,960
Cogentrix Finance Holdco I, FRN, 3M TSFR + 2.25%, 6.565%,
2/26/32  21,713 21,763
Compass Power Generation, FRN, 1M TSFR + 3.25%, 7.566%,
4/14/29  3,547 3,568
Constellation Renewables, FRN, 3M TSFR + 2.25%, 6.449%,
12/15/27  12,902 12,891
Cornerstone Generation, FRN, 3M TSFR + 3.25%, 7.476%,
8/11/32 (3) 25,445 25,598
Edgewater Generation, FRN, 1M TSFR + 3.00%, 7.316%,
8/1/30  15,353 15,385
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.816%,
5/30/31 (3) 10,034 10,059
MRP Buyer, FRN, 1M TSFR + 3.25%, 2.876%, 6/4/32 (4) 561 551
MRP Buyer, FRN, 1M TSFR + 3.25%, 7.566%, 6/4/32  4,404 4,331
Pike, FRN, 1M TSFR + 3.00%, 7.43%, 1/21/28  6,328 6,359
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.733%, 5/17/30  13,269 13,296
Talen Energy Supply, FRN, 3M TSFR + 2.50%, 6.733%,
12/13/31  28,705 28,776
TerraForm Power Operating, FRN, 3M TSFR + 2.00%, 6.296%,
5/21/29  8,806 8,784
175,321
Wireless Communications  1.6%
Asurion, FRN, 1M TSFR + 3.25%, 7.68%, 7/31/27  4,440 4,438
Asurion, FRN, 1M TSFR + 4.25%, 8.566%, 9/19/30  8,710 8,605
Asurion, FRN, 1M TSFR + 4.25%, 8.666%, 8/19/28  10,941 10,926
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/31/28  23,150 22,492

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M TSFR + 5.25%, 9.68%, 1/20/29  26,532 25,135
71,596
Total Bank Loans (Cost $3,783,019) 3,788,887
CONVERTIBLE PREFERRED STOCKS  0.1%
Insurance  0.1%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $6,200 (5)
(6)(8) 257 6,200
Total Convertible Preferred Stocks (Cost $6,200) 6,200
CORPORATE BONDS  8.2%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (1) 5,830 5,946
5,946
Airlines  0.1%
United Airlines, 4.375%, 4/15/26 (1) 2,625 2,618
2,618
Automotive  1.0%
Ford Motor Credit, FRN, SOFR + 2.95%, 7.306%, 3/6/26  8,665 8,710
Rivian Holdings, 10.00%, 1/15/31 (1) 35,550 33,506
42,216
Broadcasting  0.7%
Gray Media, 9.625%, 7/15/32 (1) 6,640 6,657
Gray Media, 10.50%, 7/15/29 (1) 5,760 6,264
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 8,730 8,664
Univision Communications, 8.00%, 8/15/28 (1) 4,254 4,408
Univision Communications, 9.375%, 8/1/32 (1) 4,315 4,542
30,535
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (1) 1,275 1,315
1,315
Cable Operators  0.3%
CSC Holdings, 11.25%, 5/15/28 (1) 9,700 9,676
Directv Financing, 10.00%, 2/15/31 (1) 4,510 4,476
14,152
Energy  0.3%
Venture Global LNG, 9.50%, 2/1/29 (1) 3,255 3,576
Venture Global LNG, VR, 9.00% (1)(9)(10) 5,070 5,026
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 3,530 3,870
12,472

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Entertainment & Leisure  0.1%
NCL, 8.125%, 1/15/29 (1) 3,283 3,447
3,447
Financial  1.4%
Acrisure, 8.50%, 6/15/29 (1) 7,415 7,786
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 3,610 3,605
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 4,225 4,299
Aretec Group, 10.00%, 8/15/30 (1) 3,775 4,110
Hightower Holding, 9.125%, 1/31/30 (1) 4,165 4,456
HUB International, 7.25%, 6/15/30 (1) 6,980 7,294
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 12,885 13,594
Jones Deslauriers Insurance Management, 10.50%,
12/15/30 (1) 3,315 3,518
Navient, 9.375%, 7/25/30  3,325 3,633
Ryan Specialty, 4.375%, 2/1/30 (1) 595 574
USI, 7.50%, 1/15/32 (1) 6,776 7,166
60,035
Health Care  0.7%
1261229 B.C., 10.00%, 4/15/32 (1) 4,150 4,306
CHS, 10.875%, 1/15/32 (1) 12,100 12,765
LifePoint Health, 11.00%, 10/15/30 (1) 13,270 14,597
31,668
Information Technology  1.1%
Cloud Software Group, 6.625%, 8/15/33 (1) 4,205 4,263
Cloud Software Group, 8.25%, 6/30/32 (1) 3,900 4,173
Cloud Software Group, 9.00%, 9/30/29 (1) 30,290 31,464
X.AI, 12.50%, 6/30/30  6,350 6,318
46,218
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 3,360 3,738
3,738
Other Telecommunications  0.7%
Level 3 Financing, 4.875%, 6/15/29 (1) 4,950 4,616
Level 3 Financing, 6.875%, 6/30/33 (1) 3,250 3,274
Level 3 Financing, 7.00%, 3/31/34 (1) 10,755 10,782
Level 3 Financing, 10.00%, 10/15/32 (1) 8,951 8,940
Level 3 Financing, 10.75%, 12/15/30 (1) 3,666 4,128
31,740
Printing & Publishing  0.1%
Getty Images, 11.25%, 2/21/30 (1) 6,435 6,049
6,049

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Real Estate Investment Trust Securities  0.1%
Service Properties Trust, 8.625%, 11/15/31 (1) 2,975 3,161
3,161
Services  0.7%
Allied Universal Holdco, 7.875%, 2/15/31 (1) 3,616 3,792
Boost Newco Borrower, 7.50%, 1/15/31 (1) 2,630 2,788
EG Global Finance, 12.00%, 11/30/28 (1) 9,520 10,523
Sabre GLBL, 10.75%, 11/15/29 (1) 6,719 6,526
Sabre GLBL, 11.125%, 7/15/30 (1) 5,637 5,524
UKG, 6.875%, 2/1/31 (1) 2,170 2,238
31,391
Telephones  0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 5.154%,
3/20/26  2,690 2,695
2,695
Utilities  0.6%
NRG Energy, VR, 10.25% (1)(9)(10) 5,330 5,863
Talen Energy Supply, 8.625%, 6/1/30 (1) 5,293 5,637
Vistra, VR, 8.00% (1)(9)(10) 2,258 2,303
Vistra, Series C, VR, 8.875% (1)(9)(10) 12,285 13,360
27,163
Total Corporate Bonds (Cost $351,117) 356,559
PREFERRED STOCKS  0.2%
Financial  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $7,407 (6)
(8) 8 7,529
Total Preferred Stocks (Cost $7,407) 7,529
SHORT-TERM INVESTMENTS  8.9%
Money Market Funds  8.9%
T. Rowe Price Government Reserve Fund, 4.37% (11)(12) 387,057 387,057
Total Short-Term Investments (Cost $387,057) 387,057
Total Investments in Securities 104.4%
(Cost $4,535,666) $ 4,547,100
Other Assets Less Liabilities (4.4)% (190,324)
Net Assets 100.0% $ 4,356,776

T. ROWE PRICE Floating Rate Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $336,071 and represents 7.7% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of August 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2025, were $3,481 and were valued at $3,469
(0.1% of net assets).
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $13,729 and represents 0.3% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.340% (SOFR + 0.00%) at
Maturity, 12/22/25 10,015 129 — 129
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.340% (SOFR + 0.00%) at
Maturity, 3/20/26 10,015 136 — 136
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.359% (SOFR + 0.00%) at
Maturity, 9/22/25 20,895 562 — 562
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 4.359% (SOFR + 0.00%) at
Maturity, 12/22/25 5,755 160 — 160
Total Bilateral Total Return Swaps — 987
Total Bilateral Swaps — 987

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 11/21/25 USD 20,749 EUR 17,674 $ (35)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (35)

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ —# $ — $ 3,424+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
8/31/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 361,545  ¤  ¤ $ 387,057^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,424 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $387,057.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Floating Rate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2025, totaled $330,000 for the period ended August 31, 2025. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 357,427 $ — $ 357,427
Bank Loans — 3,717,429 71,458 3,788,887
Convertible Preferred Stocks — — 6,200 6,200
Preferred Stocks — — 7,529 7,529
Short-Term Investments 387,057 — — 387,057
Total Securities 387,057 4,074,856 85,187 4,547,100
Swaps — 987 — 987
Total $ 387,057 $ 4,075,843 $ 85,187 $ 4,548,087
Liabilities
Forward Currency Exchange
Contracts $ — $ 35 $ — $ 35
1
Includes Asset-Backed Securities and Corporate Bonds.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
8/31/25
Investment in
Securities
Bank Loans $ 184,441 $ 368 $ 26,588 $ (54,831) $ (85,108) $ 71,458
Convertible Preferred
Stocks 6,200 — — — — 6,200
Preferred Stocks 7,535 (6) — — — 7,529
Total $ 198,176 $ 362 $ 26,588 $ (54,831) $ (85,108) $ 85,187

T. ROWE PRICE Floating Rate Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F194-054Q1 08/25